Accounting for Suspended Exploratory Wells - Summary of Changes and Aging of Capitalized Well Costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Project	Dec. 31, 2022 USD ($) Project	Dec. 31, 2021 USD ($) Project
Changes in company's suspended exploratory well costs
Beginning balance	$ 1,627	$ 2,109	$ 2,512
Additions to capitalized exploratory well costs pending the determination of proved reserves	88	72	56
Reclassifications to wells, facilities and equipment based on the determination of proved reserves	0	(481)	(425)
Capitalized exploratory well costs charged to expense	(67)	(73)	(34)
Ending balance	1,648	1,627	2,109
Aging of capitalized well costs and number of project
Exploratory well costs capitalized for a period of one year or less	78	73	65
Exploratory well costs capitalized for a period greater than one year	1,570	1,554	2,044
Capitalized exploratory well costs, total	$ 1,648	$ 1,627	$ 2,109
Number of projects with exploratory well costs that have been capitalized for a period greater than one year (in projects) | Project	13	12	15